Operating Lease (Details) - Schedule of operating lease related assets and liabilities - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Right of use assets	$ 202,536	$ 242,665
Operating lease liabilities	$ 201,774	$ 244,861